Parent only financial information	12 Months Ended
Dec. 31, 2021
Parent only financial information
Parent only financial information

24.   Parent only financial information

The following condensed parent company financial information of Fangdd Network Group Ltd., has been prepared using the same accounting policies as set out in the accompanying Consolidated Financial Statements. As of December 31, 2021, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable shares or guarantees of Fangdd Network Group Ltd., except for those, which have been separately disclosed in the Consolidated Financial Statements.

(a)    Condensed Balance Sheets

	As of December 31,
	2020	2021
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	309,566	162,974
Total current asset	309,566	162,974
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	2,219,626	1,764,671
Total non-current asset	2,219,626	1,764,671
Total assets	2,529,192	1,927,645
Liabilities
Current liability
Accrued expenses and other current liabilities	33,549	28,207
Total current liability	33,549	28,207
Total liabilities	33,549	28,207
Equity
Class A ordinary shares	1	1
Additional paid-in capital	4,982,885	5,031,772
Accumulated other comprehensive loss	(396,951)	(404,877)
Accumulated deficit	(2,090,292)	(2,727,458)
Total equity	2,495,643	1,899,438

Total liabilities and equity	2,529,192	1,927,645

(b)    Condensed Statements of Results of Operations

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
General and administrative expenses	(881)	(13,607)	(13,058)
Total operating expenses	(881)	(13,607)	(13,058)
Loss from operations	(881)	(13,607)	(13,058)
Equity income (loss) of subsidiaries and the VIE and VIE’s subsidiaries	147,511	(115,964)	(626,570)
Other (expenses) income:
Interest (expenses) income, net	(2)	3,366	2,462
Income (loss) before income tax	146,628	(126,205)	(637,166)
Income tax expense	—	—	—
Net income (loss)	146,628	(126,205)	(637,166)
Accretion of Redeemable Convertible Preferred Shares	(116,308)	-	-
Deemed dividend to preferred shareholder	(642,174)	-	-
Net loss attributable to ordinary shareholders	(611,854)	(126,205)	(637,166)

(c)    Condensed statements of cash flows

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash used in operating activities	(883)	(5,894)	(18,400)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	(64,295)	(115,569)	(128,192)
Investment in short-term investments	(380,901)	(1,185,713)	—
Proceeds from redemption of short-term investments	380,901	1,185,713	—
Net cash used in investing activities	(64,295)	(115,569)	(128,192)
Cash flows provided by financing activities:
Proceeds from initial public offering, net of offering cost	498,436	—	—
Net cash provided by financing activities	498,436	—	—
Effect of exchange rate changes on cash and cash equivalents	(2,265)	—	—
Net increase (decrease) in cash and cash equivalents	430,993	(121,463)	(146,592)
Cash and cash equivalents at the beginning of the year	36	431,029	309,566
Cash and cash equivalents at the end of the year	431,029	309,566	162,974